Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives of Property and Equipment, Net (Details)	Sep. 30, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Useful Life	5 years
Office furniture and fixtures [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Useful Life	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Useful Life	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Lesser of lease term or expected useful life	Leasehold improvements [Member]